SHARE OPTION PLAN (Details)	6 Months Ended
	Jun. 30, 2016 USD ($) employees shares	Dec. 31, 2015 USD ($)
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised | shares	125,000
Number of employees who exercised	3
Number of officers who exercised options	2
Granted (in shares) | shares	279,000
Unrecognized compensation costs related to non-vested options granted | $	$ 714,667	$ 0
Number of directors granted options	6
Number of officers granted options	2
Number of employees granted options	5